SELECTED STATEMENTS OF OPERATIONS DATA	12 Months Ended
Dec. 31, 2015
SELECTED STATEMENTS OF OPERATIONS DATA [Abstract]
SELECTED STATEMENTS OF OPERATIONS DATA

NOTE 10:-     SELECTED STATEMENTS OF OPERATIONS DATA

a.        The Company applies ASC topic 280, "Segment Reporting", ("ASC 820"). The Company operates in one reportable segment (see also Note 1 for a brief description of the Company's business). The total revenues are attributed to geographic areas based on the location of the end customer.

b.        The following table present total revenues for the years ended December 31, 2015, 2014 and 2013 and long-lived assets as of December 31, 2015, 2014 and 2013:

  Revenues from sales to unaffiliated customers:

	Year ended December 31,
	2015	2014	2013

North America	$1,018	$1,922	$1,687
Europe	1,204	3,189	4,044
Asia (Excluding Philippines)	576	847	435
Philippines	8,071	3,544	3,173
South America (Excluding Brazil)	2,456	4,235	4,579
Brazil	3,487	6,448	5,469
Other (Including Israel)	1,861	3,451	1,095

	$18,673	$23,636	$20,482

2.       Property and equipment, net, by geographic areas:

	Year ended December 31,
	2015	2014	2013

Israel	$339	$151	$213
Other	45	49	40

	$384	$200	$253

3.       Major customer data as a percentage of total revenues:

In 2015, the Company had two customers in the Philippines and Brazil that amounted 43.2% and 14.3%, respectively, of the total consolidated revenues. In 2014, the Company had three customers in Brazil, the Philippines and Israel that amounted 22.2%, 14.9% and 11.7%, respectively, of the total consolidated revenues. In 2013, the Company had two customers in the Philippines and Brazil that amounted 15.5% and 10.7%, respectively, of the total consolidated revenues.

c.        Financial expenses, net:

	Years ended December 31,
	2015	2014	2013

Financial Income:
Interest income	$229	$170	$49
Foreign currency exchange gain	36	193	36

	265	363	85

Financial expenses:
Interest and bank charges	(23)	(40)	(117)
Foreign currency exchange gain	(675)	(655)	(259)

	(698)	(695)	(376)

	$(433)	$(332)	$(291)

d.        Net income (loss) per share:

The following table sets forth the computation of basic and diluted net income (loss) per share:

	Years ended December 31,
	2015	2014	2013

Numerator:

Numerator for basic net income (loss) per share	$(923)	$726	$(1,420)

Effect of dilutive securities:
Option and warrants issued to grantees and investors, respectively	-	-	-

Numerator for dilutive net income (loss) per share	$(923)	$726	$(1,420)

Denominator:

Denominator for dilutive net income (loss) per share - weighted average number of ordinary share	8,572,681	8,088,974	7,340,056

Effect of dilutive securities:
Option and warrants issued to grantees and investors, respectively	-	503,413	-

Denominator for diluted net income (loss) per share - adjusted weighted average number of ordinary share	8,572,681	8,592,387	7,340,056